INCOME TAX EXPENSES	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

15. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd., are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiaries, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd, are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate for the period ended June 30, 2026 of 17% (2025: 17%).

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2025	2026	2026
	SGD’000	SGD’000	USD’000
Current income tax expense:
Singapore	20	811	627
Foreign jurisdictions	-	-	-
Total current income tax expense	20	811	627
Deferred income tax expense/(benefit):
Current year	-	-	-
Foreign jurisdictions	-	-	-
	-	-	-
Income Tax Expense	20	811	627

Effective tax rate	(2.5)%	32.3%	32.3%

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2025: 17%) to profit before income tax as a result of the following differences:

	For the six-month period ended June 30,
	2025		2026		2026
	SGD’000%		SGD’000%		US$’000%
Income before tax expenses:	(812)		2,511		1,940

Tax at Singapore statutory income tax rate of 17%	(138)	17.0	427	17.0	330	17.0
Reconciling item:

Tax effect of non-deductible expenses	158	(19.5)	384	15.3	297	15.3

Income tax expense and effective tax rate	20	(2.5)	811	32.3	627	32.3

Income taxes paid, net of refunds received, consisted of the following:

	For the six-month period ended June 30,
	2025	2026	2026
	SGD’000	SGD’000	US$’000
Singapore	70	284	219
Foreign jurisdictions	-	-	-
Total	70	284	219